Share information and earnings per share - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares issued
Balance at the beginning of the year	3,702,422,995	3,859,055,395	3,859,055,395
Shares issued / (canceled)	(177,787,273)	(156,632,400)
Balance at the end of the year	3,524,635,722	3,702,422,995	3,859,055,395
Treasury shares
Balance at the beginning of the year	302,815,328	307,477,002	243,021,296
Acquisitions	359,378,093	214,270,175	128,372,257
Disposals	(67,497,138)	(62,299,449)	(63,916,551)
Cancellation of second trading line treasury shares	177,787,273	156,632,400
Balance at the end of the year	416,909,010	302,815,328	307,477,002
Shares outstanding	3,107,726,712	3,399,607,667	3,551,578,393
Basic and diluted earnings
Net profit / (loss) attributable to shareholders	$ 7,630	$ 7,457	$ 6,557
Less: (profit) / loss on own equity derivative contracts	0	0	(1)
Net profit / (loss) attributable to shareholders for diluted EPS	$ 7,630	$ 7,457	$ 6,556
Weighted average shares outstanding
Weighted average shares outstanding for basic EPS	3,260,938,561	3,482,963,682	3,583,176,189
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding	136,531,654	144,277,693	123,852,137
Weighted average shares outstanding for diluted EPS	3,397,470,215	3,627,241,375	3,707,028,326
Earnings per share
Basic	$ 2.34	$ 2.14	$ 1.83
Diluted	$ 2.25	$ 2.06	$ 1.77
Potentially dilutive instruments
Employee share-based compensation awards	4,182,799	5,886,945	2,536,789
Other equity derivative contracts	1,690,247	6,553,051	11,414,728
Total	5,873,046	12,439,996	13,951,517
UBS AG
Shares issued
Balance at the beginning of the year	3,858,408,466
Balance at the end of the year	3,858,408,466	3,858,408,466
Basic and diluted earnings
Net profit / (loss) attributable to shareholders	$ 7,084	$ 7,032	$ 6,196